Intangible assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 700,866	$ 487,012
Additions other than through business combinations, intangible assets other than goodwill	(4,908)	(15,151)
Acquisitions through business combinations, intangible assets and goodwill	61,225	290,748
CTA	57,152	(61,743)
Increase (decrease) through transfers, intangible assets and goodwill		0
Intangible assets and goodwill at end of period	824,151	700,866
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	833,190	590,490
Additions other than through business combinations, intangible assets other than goodwill	(44,615)	(15,576)
Acquisitions through business combinations, intangible assets and goodwill	61,225	290,748
CTA	59,117	(63,624)
Increase (decrease) through transfers, intangible assets and goodwill		0
Intangible assets and goodwill at end of period	998,147	833,190
Gross carrying amount | Placement agents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	53,400	46,041
Additions other than through business combinations, intangible assets other than goodwill	(2,415)	(10,897)
CTA	2,154	(3,538)
Intangible assets and goodwill at end of period	57,969	53,400
Gross carrying amount | Contractual Rights Intangible Asset [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	281,119	88,092
Additions other than through business combinations, intangible assets other than goodwill	(37,737)	0
Acquisitions through business combinations, intangible assets and goodwill		216,733
CTA	20,691	(25,845)
Increase (decrease) through transfers, intangible assets and goodwill		2,139
Intangible assets and goodwill at end of period	339,547	281,119
Gross carrying amount | Non Contractual Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	110,782	120,795
CTA	10,939	(7,874)
Increase (decrease) through transfers, intangible assets and goodwill		(2,139)
Intangible assets and goodwill at end of period	121,721	110,782
Gross carrying amount | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	8,453	4,564
Additions other than through business combinations, intangible assets other than goodwill	(4,378)	(4,679)
CTA	506	(790)
Intangible assets and goodwill at end of period	13,337	8,453
Gross carrying amount | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	17,998	19,824
CTA	1,398	(1,826)
Intangible assets and goodwill at end of period	19,396	17,998
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	355,958	311,174
Acquisitions through business combinations, intangible assets and goodwill	61,225	68,446
CTA	22,943	(23,662)
Intangible assets and goodwill at end of period	440,126	355,958
Gross carrying amount | Non-compete –Aberdeen & Nexus [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	5,480
CTA	483
Intangible assets and goodwill at end of period	5,963	5,480
Gross carrying amount | Non-compete – GPMS & Nexus [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	5,480	0
Acquisitions through business combinations, intangible assets and goodwill		5,569
CTA		(89)
Intangible assets and goodwill at end of period		5,480
Gross carrying amount | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Additions other than through business combinations, intangible assets other than goodwill	(85)
CTA	3
Intangible assets and goodwill at end of period	88	0
Accumulated depreciation and amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(132,324)	(103,478)
Additions other than through business combinations, intangible assets other than goodwill	39,707	30,727
Acquisitions through business combinations, intangible assets and goodwill	0	0
CTA	(1,965)	1,881
Increase (decrease) through transfers, intangible assets and goodwill		0
Intangible assets and goodwill at end of period	(173,996)	(132,324)
Accumulated depreciation and amortisation | Placement agents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(33,419)	(31,244)
Additions other than through business combinations, intangible assets other than goodwill	2,696	2,782
CTA	(366)	607
Intangible assets and goodwill at end of period	(36,481)	(33,419)
Accumulated depreciation and amortisation | Contractual Rights Intangible Asset [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(48,516)	(39,694)
Additions other than through business combinations, intangible assets other than goodwill	15,716	12,648
CTA	2,260	(533)
Increase (decrease) through transfers, intangible assets and goodwill		4,359
Intangible assets and goodwill at end of period	(61,972)	(48,516)
Accumulated depreciation and amortisation | Non Contractual Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(35,957)	(23,238)
Additions other than through business combinations, intangible assets other than goodwill	13,886	9,091
CTA	(2,692)	731
Increase (decrease) through transfers, intangible assets and goodwill		(4,359)
Intangible assets and goodwill at end of period	(52,535)	(35,957)
Accumulated depreciation and amortisation | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,412)	(2,374)
Additions other than through business combinations, intangible assets other than goodwill	1,914	1,520
CTA	(377)	482
Intangible assets and goodwill at end of period	(5,703)	(3,412)
Accumulated depreciation and amortisation | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(9,815)	(6,928)
Additions other than through business combinations, intangible assets other than goodwill	3,693	3,452
CTA	(640)	565
Intangible assets and goodwill at end of period	(14,148)	(9,815)
Accumulated depreciation and amortisation | Non-compete – GPMS & Nexus [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,205)	0
Additions other than through business combinations, intangible assets other than goodwill		1,234
CTA		29
Intangible assets and goodwill at end of period		(1,205)
Accumulated depreciation and amortisation | (-) Non-compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,205)
Additions other than through business combinations, intangible assets other than goodwill	1,801
CTA	(150)
Intangible assets and goodwill at end of period	(3,156)	(1,205)
Accumulated depreciation and amortisation | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Additions other than through business combinations, intangible assets other than goodwill	1
Intangible assets and goodwill at end of period	$ (1)	$ 0